Debt - Debt for Apache and Subsidiaries (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt before unamortized discount	$ 8,831
Unamortized discount	(53)
Debt issuance costs	(61)	$ (67)
Total debt	8,717	11,178
Current maturities	(1)
Long-term debt	8,716	11,178
Commercial Paper [Member]
Debt Instrument [Line Items]
Total debt		1,570
Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	8,831	11,301
Unamortized discount	(53)	(56)
Total debt	8,717	11,178
Current maturities	(1)
Long-term debt	8,716	11,178
Unsecured Debt [Member] | Commercial Paper [Member]
Debt Instrument [Line Items]
Debt before unamortized discount		1,570
Unsecured Debt [Member] | United States [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	8,530	11,000
Unsecured Debt [Member] | 5.625% notes due 2017 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount		500
Unsecured Debt [Member] | 1.75% Notes Due 2017 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount		400
Unsecured Debt [Member] | 6.9% notes due 2018 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	400	400
Unsecured Debt [Member] | 7.0% notes due 2018 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	150	150
Unsecured Debt [Member] | 7.625% notes due 2019 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	150	150
Unsecured Debt [Member] | 3.625% notes due 2021 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	500	500
Unsecured Debt [Member] | 3.25% notes due 2022 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	919	919
Unsecured Debt [Member] | 2.625% notes due 2023 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	531	531
Unsecured Debt [Member] | 7.7% notes due 2026 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	100	100
Unsecured Debt [Member] | 7.95% notes due 2026 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	180	180
Unsecured Debt [Member] | 6.0% notes due 2037 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	1,000	1,000
Unsecured Debt [Member] | 5.1% notes due 2040 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	1,500	1,500
Unsecured Debt [Member] | 5.25% notes due 2042 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	500	500
Unsecured Debt [Member] | 4.75% notes due 2043 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	1,500	1,500
Unsecured Debt [Member] | 4.25% notes due 2044 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	800	800
Unsecured Debt [Member] | 7.375% debentures due 2047 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	150	150
Unsecured Debt [Member] | 7.625% debentures due 2096 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	150	150
Unsecured Debt [Member] | Notes due In 2016 and 2017 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	1	1
Unsecured Debt [Member] | Apache finance Canada 7.75% notes due 2029 [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	300	300
Unsecured Debt [Member] | Subsidiary And Other Obligations [Member]
Debt Instrument [Line Items]
Debt before unamortized discount	$ 301	$ 301